Selected Balance Sheet Detail	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Selected Balance Sheet Detail.
Selected Balance Sheet Detail

5.Selected Balance Sheet Detail

Property and equipment

Property and equipment consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Laboratory equipment	$584	$584
Computer hardware and software	100	82
	684	666
Accumulated depreciation and amortization	(565)	(549)
Property and equipment, net	$119	$117

Contract Liabilities

Contract liabilities which are included in accrued expenses consisted of the following (in thousands):

Beginning balance as of December 31, 2021	$335
Consideration received in advance of revenue recognition	—
Revenue recognized	—
Ending balance as of March 31, 2022	$335

Product Warranties

A summary of activity of our warranty liabilities, which are included in accrued expenses, for the period ended March 31, 2022 is presented below:

Beginning balance as of December 31, 2021	$50
Additions	—
Settlements	—
Adjustments and other	—
Ending balance as of March 31, 2022	$50

Right-of-use assets and operating lease liabilities

We lease certain office space and equipment for our use. Leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease costs are recognized in the income statement over the lease term on a straight-line basis. Depreciation is computed using the straight-line method over the estimated useful life of the respective assets. The depreciable life of assets and leasehold improvements are limited by the expected lease term. Our lease agreements do not contain any material residual value guarantees or restrictive covenants. As most of our leases do not provide an implicit rate, we used our estimated incremental borrowing rate of 10% based on the information available at commencement date in determining the present value of lease payments.

On January 22, 2021, we entered into a lease agreement, effective February 1, 2021, to sub-lease office space to replace our existing headquarters. We will pay $17,000 per month, increasing to $17,500 per month on February 1, 2022, plus operating expenses, to lease 17,290 square feet of office space at 13170 Telfair Avenue, Sylmar CA 91342. Additionally, we received full rent abatement for March 2021, and half rent abatement for March 2022. The sub-lease is for two years and two months. We nor any affiliates are related to, or otherwise have any other relationship with, the other parties, other than the lease.

		March 31,	December 31,
Assets	Classification	2022	2021
Non-current assets	Right-of-use assets	$184	$228
Liabilities
Current	Current operating lease liabilities	$199	$185
Long term	Long term operating lease liabilities	$—	$52

The components of lease expense for the three months ended March 31, 2022 and 2021 were as follows (unaudited):

	For the three	For the three
	months ended	months ended
	March 31,	March 31,
	2022	2021
Lease expense:
Operating lease expense	$49	$22
Short-term lease expense	—	—
Total lease expense	$49	$22

Cash paid for lease amounts included in the measurement of lease liabilities amounted to $43,000 and $17,000, respectively, during the three months ended March 31, 2022 and 2021.

4. Selected Balance Sheet Detail

Property and equipment, net of accumulated depreciation and amortization

Property and equipment consisted of the following at December 31, 2021 and 2020 (in thousands):

	2021	2020
Laboratory equipment	$584	$584
Computer hardware and software	82	69
	666	653
Accumulated depreciation and amortization	(549)	(479)
Property and equipment, net	$117	$174

As a result of our decision to cease marketing of Argus II we recorded an impairment of $0.7 million in 2020 related to our fixed assets used primarily for Argus activities which is recorded in restructuring charges in the consolidated statements of operations. We sold a substantial number of our fixed assets for net proceeds of $0.4 million in July 2020.

Debt

On December 8, 2020, we borrowed $1 million from Gregg Williams, Chairman of the Board of Directors of the Company and $1.2 million from two unaffiliated shareholders. Each promissory note was unsecured and accrued interest at a rate of twelve percent (12%) per annum beginning on receipt of the loan amounts. We repaid the principal and accrued interest of $135,000 during the quarter ended June 30, 2021.

Contract Liabilities

Contract liabilities amounted to $335,000 at December 31, 2021 and 2020 and are included in accrued expenses on the balance sheet.